LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Loss per share	oss) per share for the years ended December 31, 2019 and 2018 was calculated based on the following:

	2019	2018
Attributable to Yamana Gold Inc. equity holders
Net earnings (loss)	$225.6	$(284.6)

(in thousands of units)	2019	2018
Weighted average number of common shares - basic	950,266	949,030
Weighted average number of dilutive share options	—	—
Weighted average number of dilutive Restricted share units	1,658	—
Weighted average number of common shares - diluted	951,924	949,030

The following securities could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings (loss) per share because they were anti-dilutive:

(in thousands of units)	2019	2018
Potential dilutive securities
Share options	1,286	1,772
Restricted share units	790	2,284
	2,076	4,056